Unaudited Consolidated Statement of Changes in Total Equity - 6 months ended Jun. 30, 2018 - USD ($) shares in Thousands, $ in Thousands	Total	General Partner	Common Units Limited Partners	Common Units and Additional Paid-in Capital Limited Partners	Preferred Units Preferred Partner	Warrants	Accumulated Other Comprehensive Loss	Non-controlling Interests	Redeemable Non-controlling Interest
Beginning balance (in units) at Dec. 31, 2017			410,045		11,000
Beginning balance at Dec. 31, 2017	$ 1,473,528	$ 15,996		$ 1,004,077	$ 266,925	$ 132,225	$ (523)	$ 54,828	$ (29)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net (loss) income	(152,432)	(1,217)		(158,772)	15,409			(7,852)	0
Other comprehensive income (note 8)	6,736						6,736
Cash distributions	(22,994)	(63)		(8,204)	$ (14,063)			(664)
Partners' capital account, units, sold in public offering (in units)					4,800
Proceeds from equity offerings, net of offering costs (note 11)	116,003				$ 116,003
Change in accounting policy (note 2)	41,697	316		41,381
Equity based compensation and other (note 11) (in units)			270
Equity based compensation and other (note 12)	955			955					29
Ending balance (in units) at Jun. 30, 2018			410,315		15,800
Ending balance at Jun. 30, 2018	$ 1,463,493	$ 15,032		$ 879,437	$ 384,274	$ 132,225	$ 6,213	$ 46,312	$ 0